UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08043

The Berkshire Funds
(Exact name of registrant as specified in charter)

475 Milan Drive, Suite #103

San Jose, CA 95134-2453
(Address of principal executive offices) (Zip code)

Malcolm R. Fobes III

The Berkshire Funds

475 Milan Drive, Suite #103

San Jose, CA 95134-2453
(Name and address of agent for service)

COPIES TO:

DONALD S. MENDELSOHN, ESQ.

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio 45202

1-408-526-0707

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS - THE BERKSHIRE FOCUS FUND
September 30, 2017 (Unaudited)

Shares		Value

	COMMON STOCKS - 99.51%	$ 66,623,727
	(Cost $52,678,499)

	AUTOMOBILE MANUFACTURERS - 3.09%	2,070,477
6,070	Tesla Motors, Inc. *	2,070,477

	BUSINESS SOFTWARE & SERVICES - 19.63%	13,140,888
5	Adobe Systems, Inc. *	746
42,100	Microsoft Corp.	3,136,029
35,430	Salesforce.com, Inc. *	3,309,871
28,225	ServiceNow, Inc. *	3,317,284
5	Splunk, Inc. *	332
29,380	VMware, Inc. (Class A)*	3,208,002
1,600	Workday, Inc. (Class A)*	168,624

	COMPUTER HARDWARE - 3.01%	2,012,807
13,060	Apple, Inc.	2,012,807

	INTERNET SOCIAL MEDIA - 4.99%	3,344,117
19,500	Facebook, Inc. (Class A) *	3,331,965
830	Snap Inc. (Class A) *	12,068
5	Twitter, Inc. *	84

	INTERNET SOFTWARE & SERVICES - 29.08%	19,469,242
56,040	Alibaba Group Holding Ltd. - ADR *	9,678,668
5	Alphabet, Inc. (Class A) *	4,869
6,810	Amazon.com, Inc. *	6,546,794
17,860	Netflix, Inc. *	3,238,911

	IT FINANCIAL SERVICES - 7.41%	4,960,039
51,210	PayPal Holdings, Inc. *	3,278,976
58,350	Square, Inc. *	1,681,063

	MULTIMEDIA SOFTWARE - 4.19%	2,803,142
2,550	Activision Blizzard, Inc.	164,501
22,350	Electronic Arts Inc.	2,638,641

	NETWORKING EQUIPMENT - 5.54%	3,708,772
19,560	Arista Networks, Inc. *	3,708,772

	SEMICONDUCTOR - 22.57%	15,114,243
10	Advanced Micro Devices, Inc. *	128
113,830	Applied Materials, Inc.	5,929,405
10	Broadcom Ltd.	2,425
5	KLA-Tencor Corp.	530
17,350	Lam Research Corp.	3,210,444
10	Micron Technology, Inc. *	393
33,400	NVIDIA Corp.	5,970,918

	EXCHANGE TRADED FUNDS - 0.25%	169,364
	(Cost $168,469)
1,160	PowerShares QQQ	168,722
10	ProShares Ultra QQQ	642

	TOTAL INVESTMENT SECURITIES - 99.76%	66,793,091
	(Cost $52,846,968)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%	159,869

	NET ASSETS - 100.00%	$ 66,952,960
	Equivalent to $24.16 Per Share

	* Non-income producing

NOTES TO FINANCIAL STATEMENTS

THE BERKSHIRE FOCUS FUND

September 30, 2017

(Unaudited)

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at September 30, 2017 was $52,846,968. At September 30, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows*:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $14,089,217                   ($143,094)                                 $13,946,123

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

The following is a summary of the Trust’s significant accounting policies:

SECURITIES VALUATION: The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Manufacturers	$2,070,477	$ -	$ -	$2,070,477
Business Software & Services	13,140,888	-	-	13,140,888
Computer Hardware	2,012,807	-	-	2,012,807
Internet Social Media	3,344,117	-	-	3,344,117
Internet Software & Services	19,469,242	-	-	19,469,242
IT Financial Services	4,960,039	-	-	4,960,039
Multimedia Software	2,803,142			2,803,142
Networking Equipment	3,708,772	-	-	3,708,772
Semiconductor	15,114,243	-	-	15,114,243
Total Common Stocks	66,623,727	-	-	66,623,727

Exchange Traded Funds	169,364	-	-	169,364

Total Investments	$66,793,091	$ -	-	$66,793,091

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expense on the statement of operations. During the year, the Fund did not incur any tax-related interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

OTHER: The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III

Malcolm R. Fobes III

President and Treasurer

            Date:                     11/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcolm R. Fobes III

Malcolm R. Fobes III

President and Treasurer

Date:                     11/17/17